Note 13 - Company 401-K Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Defined Benefit Plan [Text Block]
13.	COMPANY 401-K PLAN

The Company has a defined contribution 401(k) plan covering substantially all full-time employees. Employees are permitted to make voluntary contributions, which the Company matches up to a certain percentage. The plan contribution expense was $265 thousand and $221 thousand for the years ended December 31, 2024 and December 31, 2023, respectively. These amounts are allocated between clinical trials, research and development and general and administrative expenses in the consolidated statements of operations.